Summary of significant accounting policies - Revenue by Product Line and Services (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue by Producks and Services [Line Items]
Products	$ 807,854	$ 1,347,719	$ 2,860,519	$ 2,837,426	$ 7,453,222	$ 4,569,113	$ 5,543,605
Services	1,995,606	2,037,181	3,989,259	3,800,002	7,800,750	6,496,097	5,767,624
Total revenues	2,803,460	3,384,900	6,849,778	6,637,428	15,253,972	11,065,210	11,311,229
Cogeneration
Revenue by Producks and Services [Line Items]
Products	457,486	637,420	1,735,642	1,219,670	5,791,412	2,737,161	4,977,595
Chiller
Revenue by Producks and Services [Line Items]
Products	$ 350,368	$ 710,299	$ 1,124,877	$ 1,617,756	$ 1,661,810	$ 1,831,952	$ 566,010